Real Estate Owned, Net - Maturities of operating lease liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real Estate [Abstract]
2022 (April 1 through December 31)	$ 1,559,250
2023	2,079,000	$ 2,079,000
2024	2,079,000	2,079,000
2025	2,079,000	2,079,000
2026	2,079,000	2,079,000
2027	2,079,000	2,079,000
Thereafter	122,227,875	124,306,875
Total lease payment	134,182,125	134,701,875
Less: Imputed interest	(106,791,113)	(107,306,939)
Operating lease liability	$ 27,391,012	$ 27,394,936	$ 16,105,888